Finance lease receivables - Aging of past-due finance lease receivable (Details) - Financial lease receivables	Dec. 31, 2022 CNY (¥)
Finance lease receivables
Total past due	¥ 132,717
Current	1,269,870
Total	1,402,587
1-30 days
Finance lease receivables
Total past due	78,279
31-60 days
Finance lease receivables
Total past due	29,943
61-90 days
Finance lease receivables
Total past due	9,352
120 To 150 Days
Finance lease receivables
Total past due	3,920
150 To 180 Days
Finance lease receivables
Total past due	¥ 11,223